Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 30, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of DWS Balanced Fund (the “Fund”) (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2011. No fees are required in connection with this filing.

The principal purpose of the Amendment is to add disclosure regarding the Fund’s prospective new subadvisor, QS Investors, LLC. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information, filed with the Commission on February 26, 2010 in Post-Effective Amendment No. 76 for the Fund.

The Amendment has been electronically coded to show changes from the appropriate previously effective registration statement post-effective amendment.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           Jennifer Goodman, Esq., Vedder Price